Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net deferred gains (losses) on derivative-hedging activities, tax	$ (3)	$ (37)	$ (74)
Changes in unrealized net gains (losses) on investment securities, tax	(121)	(53)	23
Changes in net unrecognized pension and other postretirement benefit costs, tax	32	189	29
Net derivative (gains) losses on derivative-hedging activities, tax	18	100	68
Net realized gains on investment securities, tax	21	15	29
Net pension and other postretirement benefit costs, tax	(32)	(22)	(35)
Changes in other comprehensive income (loss) from equity method investees, tax	(2)		1
Virginia Electric and Power Company
Net deferred gains (losses) on derivative-hedging activities, tax	3	1	2
Changes in unrealized net gains (losses) on investment securities, tax	(16)	(7)	1
Net derivative (gains) losses on derivative-hedging activities, tax	0	0	0
Net realized gains on investment securities, tax	3	2	4
Dominion Energy Gas Holdings, LLC
Net deferred gains (losses) on derivative-hedging activities, tax	(3)	10	(4)
Changes in net unrecognized pension and other postretirement benefit costs, tax	(8)	14	13
Net derivative (gains) losses on derivative-hedging activities, tax	3	(6)	3
Net pension and other postretirement benefit costs, tax	$ (2)	$ (2)	$ (3)